Notional And Fair Value Of Deliverable And Non-Deliverable Foreign-Exchange Forward Contracts And Option (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2014
Foreign Exchange Forward And Option Contracts
Derivatives, Fair Value [Line Items]
Notional Value	$ 557,000
Fair Value	12,188
Foreign Exchange Forward And Option Contracts | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional Value		255,000
Fair Value		(4,470)
Foreign Exchange Forward | Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Notional Value		165,500
Fair Value		$ (1,764)